Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
February 28, 2026

Dates Covered
Collections Period	02/01/26 - 02/28/26
Interest Accrual Period	02/17/26 - 03/15/26
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/26	102,308,915.98	11,511
Yield Supplement Overcollateralization Amount 01/31/26	1,033,364.52	0
Receivables Balance 01/31/26	103,342,280.50	11,511
Principal Payments	6,833,060.20	260
Defaulted Receivables	157,816.67	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/26	916,127.88	0
Pool Balance at 02/28/26	95,435,275.75	11,239

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.99%
Prepayment ABS Speed	0.98%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	3,531,079.08	263
Past Due 61-90 days	1,076,569.78	78
Past Due 91-120 days	172,700.25	13
Past Due 121+ days	0.00	0
Total	4,780,349.11	354

Total 31+ Delinquent as % Aggregate Ending Principal Balance	4.96%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.30%
Delinquency Trigger Occurred	NO

Recoveries	129,471.85
Aggregate Net Losses/(Gains) - February 2026	28,344.82
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.33%
Prior Net Losses/(Gains) Ratio	-0.92%
Second Prior Net Losses/(Gains) Ratio	0.36%
Third Prior Net Losses/(Gains) Ratio	0.27%
Four Month Average	0.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.67%

Overcollateralization Target Amount	4,644,197.93
Actual Overcollateralization	95,435,275.75
Weighted Average Contract Rate	4.73%
Weighted Average Contract Rate, Yield Adjusted	5.98%
Weighted Average Remaining Term	19.77

Flow of Funds	$ Amount
Collections	7,348,990.93
Investment Earnings on Cash Accounts	6,994.38
Reserve Fund Balance	2,322,098.97
Servicing Fee	(86,118.57)
Aggregate Purchase Amount	96,509,220.30
Transfer to Collection Account	-
Available Funds	106,101,186.01

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	88,452.47
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	2,229,442.30
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	95,435,275.75
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	8,266,157.99

Total Distributions of Available Funds	106,101,186.01

Servicing Fee	86,118.57
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 02/17/26	97,664,718.05
Principal Paid	97,664,718.05
Note Balance @ 03/16/26	0.00

Class A-1
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-2
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-3
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-4
Note Balance @ 02/17/26	55,864,718.05
Principal Paid	55,864,718.05
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class B
Note Balance @ 02/17/26	27,870,000.00
Principal Paid	27,870,000.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class C
Note Balance @ 02/17/26	13,930,000.00
Principal Paid	13,930,000.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	170,309.97
Total Principal Paid	97,664,718.05
Total Paid	97,835,028.02

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.66000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.90000%
Interest Paid	88,452.47
Principal Paid	55,864,718.05
Total Paid to A-4 Holders	55,953,170.52

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	27,870,000.00
Total Paid to B Holders	27,922,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	13,930,000.00
Total Paid to C Holders	13,959,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1838188
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	105.4114020
Total Distribution Amount	105.5952208

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.1175296
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	705.8081876
Total A-4 Distribution Amount	706.9257172

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,001.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	1,000.0000000
Total C Distribution Amount	1,002.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	22.83
Noteholders' Principal Distributable Amount	977.17

Account Balances	$ Amount
Reserve Account
Balance as of 02/17/26	2,322,098.97
Investment Earnings	6,234.83
Investment Earnings Paid	(6,234.83)
Deposit/(Withdrawal)	(2,322,098.97)
Balance as of 03/16/26	0.00
Change	(2,322,098.97)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$673,064.32	$857,315.64	$1,150,455.13
Number of Extensions	53	65	84
Ratio of extensions to Beginning of Period Receivables Balance	0.65%	0.77%	0.97%